OTHER COMPREHENSIVE INCOME	12 Months Ended
Mar. 31, 2016
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME

18.OTHER COMPREHENSIVE INCOME

The changes in each component of other comprehensive income for the years ended March 31, 2014, 2015 and 2016, are as follows:

	Thousands of Yen
			Adjustments
	Foreign		related to	Accumulated
	currency	Unrealized	retirement and	other
	translation	holding gain on	severance	comprehensive
	adjustments	securities	benefits	income (loss)
Balance at April 1, 2013	¥26,794	¥94,140	¥808	¥121,742
Period change	15,443	2,320	(4,886)	12,877
Balance at April 1, 2014	42,237	96,460	(4,078)	134,619
Period change	138,130	89,693	(1,703)	226,120
Balance at March 31, 2015	180,367	186,153	(5,781)	360,739
Period change	(449,944)	78,215	(17,495)	(389,224)
Balance at March 31, 2016	¥(269,577)	¥264,368	¥(23,276)	¥(28,485)

The tax effects allocated to each component of other comprehensive income for the years ended March 31, 2014, 2015 and 2016 were as follows:

	Thousands of Yen
	2014
	Before Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
Foreign currency translation adjustments	¥17,616	¥(2,173)	¥15,443
Unrealized holding gain on securities:
Amount arising during the period	3,605	(1,285)	2,320
Net unrealized holding gain during the period	3,605	(1,285)	2,320
Adjustments related to retirement and severance benefits:
Amount arising during the period	(7,591)	2,705	(4,886)
Net adjustments related to retirement and severance benefits	(7,591)	2,705	(4,886)

Other comprehensive income	¥13,630	¥(753)	¥12,877

	2015
	Before Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
Foreign currency translation adjustments	¥139,688	¥(1,558)	¥138,130
Unrealized holding gain on securities:
Amount arising during the period	139,410	(49,717)	89,693
Net unrealized holding gain during the period	139,410	(49,717)	89,693
Adjustments related to retirement and severance benefits:
Amount arising during the period	(2,076)	373	(1,703)
Net adjustments related to retirement and severance benefits	(2,076)	373	(1,703)

Other comprehensive income	¥277,022	¥(50,902)	¥226,120

	2016
	Before Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
Foreign currency translation adjustments	¥(459,187)	¥9,243	¥(449,944)
Unrealized holding gain on securities:
Amount arising during the period	127,612	(49,397)	78,215
Net unrealized holding gain during the period	127,612	(49,397)	78,215
Adjustments related to retirement and severance benefits:
Amount arising during the period	(24,870)	7,375	(17,495)
Net adjustments related to retirement and severance benefits	(24,870)	7,375	(17,495)
Other comprehensive income	¥(356,445)	¥(32,779)	¥(389,224)

The changes in accumulated other comprehensive income (loss) by component for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Thousands of Yen
			Adjustments
			related to
	Foreign currency	Unrealized	retirement and
	translation	holding gain	severance
	adjustments	on securities	benefits	Total
Balance at March 31, 2013	¥26,794	¥94,140	¥808	¥121,742
Other comprehensive income (loss) before reclassifications	15,443	2,320	(4,774)	12,989
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	(112)	(112)
Net current-year other comprehensive income (loss)	15,443	2,320	(4,886)	12,877
Balance at March 31, 2014	¥42,237	¥96,460	¥(4,078)	¥134,619
Other comprehensive income (loss) before reclassifications	138,130	89,693	(2,782)	225,041
Amounts reclassified from accumulated other comprehensive income	—	—	1,079	1,079
Net current-year other comprehensive income (loss)	138,130	89,693	(1,703)	226,120
Balance at March 31, 2015	¥180,367	¥186,153	¥(5,781)	¥360,739
Other comprehensive income (loss) before reclassifications	(449,944)	78,215	(18,883)	(390,612)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1,388	1,388
Net current-year other comprehensive income (loss)	(449,944)	78,215	(17,495)	(389,224)
Balance at March 31, 2016	¥(269,577)	¥264,368	¥(23,276)	¥(28,485)

The amounts reclassified out of accumulated other comprehensive income (loss) into the consolidated statements of operations, with affected line items, for the years ended March 31, 2014, 2015 and 2016 are as follows:

				Affected line items in the
Details about accumulated other comprehensive	Thousands of Yen			consolidated statements of
income components	2014	2015	2016	operations

Adjustments related to retirement and severance benefits	¥(174)	¥1,594	¥2,001	*(1)
	62	(515)	(613)	Income taxes (benefit)
	(112)	1,079	1,388	Net income (loss)
Total reclassifications for the year	¥(112)	¥1,079	¥1,388

*(1) These are included in the computation of net periodic pension cost (See Note 10).